UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Partners, L.P.
           --------------------------------------------------
Address:   320 Park Avenue
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------



         Form 13F File Number:  28-04019
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian D. Young
           --------------------------------------------------
Title:     Manager of Eos General, L.L.C., its General Partner
           --------------------------------------------------
Phone:     (212) 832-5800
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Brian D. Young             New York, New York         August 11, 2010
----------------------------   ------------------------  --------------------
       [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        0
                                               -------------

Form 13F Information Table Entry Total:                  92
                                               -------------

Form 13F Information Table Value Total:            $275,491
                                               -------------
                                                 (thousands)


List of Other Included Managers:

NONE



            COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4             COLUMN 5      COLUMN 6   COLUMN 7     COLUMN 8

                                  TITLE OF                VALUE     SHS OR      SH/  PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER                 CLASS       CUSIP      (X$1000)  PRN AMT     PRN  CALL   DISCRETION  MANAGER   SOLE  SHARED  NONE
    --------------                --------     -----      --------  -------     ---  ----   ----------  -------   ----  ------  ----
ADDUS HOMECARE CORP                  COM       006739106  24,047    4,023,000    SH            SOLE            4,023,000
AEROVIRONMENT INC                    COM       008073108  1,521     70,000       SH            SOLE               70,000
AEROVIRONMENT INC                    COM       008073108  2,662     122,500      SH  CALL      SOLE              122,500
AIRCASTLE LTD                        COM       G0129K104  404       51,500       SH            SOLE               51,500
ALPHA NATURAL RESOURCES INC          COM       02076X102  677       20,000       SH            SOLE               20,000
AMERICAN REPROGRAPHICS CO            COM       029263100  1,476     169,100      SH            SOLE              169,100
AMR CORP                             COM       001765106  226       33,300       SH            SOLE               33,300
APPLE INC                            COM       037833100  3,773     15,000       SH            SOLE               15,000
APTARGROUP INC                       COM       038336103  567       15,000       SH            SOLE               15,000
ARBITRON INC                         COM       03875Q108  1,032     40,251       SH            SOLE               40,251
AUTOCHINA INTERNATIONAL LIMI         SHS       G06750106  296       10,988       SH            SOLE               10,988
BANK OF AMERICA CORPORATION          COM       060505104  1,293     90,000       SH            SOLE               90,000
BARCLAYS PLC                         ADR       06738E204  238       15,000       SH            SOLE               15,000
BECTON DICKINSON & CO                COM       075887109  4,226     62,500       SH            SOLE               62,500
BERKSHIRE HATHAWAY INC DEL         CL B NEW    084670702  2,650     33,250       SH            SOLE               33,250
BIOVAIL CORP                         COM       09067J109  2,936     152,600      SH            SOLE              152,600
BMC SOFTWARE INC                     COM       055921100  2,424     70,000       SH            SOLE               70,000
CABLEVISION SYS CORP           CL A NY CABLVS  12686C109  8,293     345,400      SH            SOLE              345,400
CISCO SYS INC                        COM       17275R102  2,557     120,000      SH            SOLE              120,000
CLEVELAND BIOLABS INC                COM       185860103  1,364     372,600      SH  CALL      SOLE              372,600
CLEVELAND BIOLABS INC                COM       185860103  1,217     332,500      SH            SOLE              332,500
COCA COLA ENTERPRISES INC            COM       191219104  2,198     85,000       SH            SOLE               85,000
COMCAST CORP NEW                   CL A SPL    20030N200  666       40,530       SH            SOLE               40,530
DENDREON CORP                        COM       24823Q107  808       25,000       SH            SOLE               25,000
DIREXION SHS ETF TR          DLY SMCAP BEAR3X  25459W839  4,090     100,000      SH  CALL      SOLE              100,000
DJSP ENTERPRISES INCORPORATE         SHS       G7982P104  681       120,086      SH            SOLE              120,086
DOMTAR CORP                        COM NEW     257559203  2,335     47,500       SH            SOLE               47,500
EAGLE MATERIALS INC                  COM       26969P108  1,702     65,630       SH            SOLE               65,630
EMCOR GROUP INC                      COM       29084Q100  1,332     57,500       SH            SOLE               57,500
ENTERCOM COMMUNICATIONS CORP         CL A      293639100  2,659     301,528      SH            SOLE              301,528
ETHAN ALLEN INTERIORS INC            COM       297602104  280       20,000       SH            SOLE               20,000
EXXON MOBIL CORP                     COM       30231G102  871       15,260       SH            SOLE               15,260
FIDELITY NATL INFORMATION SV         COM       31620M106  4,559     170,000      SH            SOLE              170,000
FLOWSERVE CORP                       COM       34354P105  1,272     15,000       SH            SOLE               15,000
FUEL SYS SOLUTIONS INC               COM       35952W103  389       15,000       SH   PUT      SOLE               15,000
FURIEX PHARMACEUTICALS INC           COM       36106P101  559       55,000       SH            SOLE               55,000
GENERAL ELECTRIC CO                  COM       369604103  721       50,000       SH            SOLE               50,000
GLOBE SPECIALTY METALS INC           COM       37954N206  1,911     185,000      SH            SOLE              185,000
GOOGLE INC                           CL A      38259P508  601       1,350        SH            SOLE                1,350
HASBRO INC                           COM       418056107  2,507     61,000       SH            SOLE               61,000
HAYNES INTERNATIONAL INC           COM NEW     420877201  385       12,500       SH            SOLE               12,500
HOME DEPOT INC                       COM       437076102  702       25,000       SH            SOLE               25,000
HSN INC                              COM       404303109  1,200     50,000       SH            SOLE               50,000
JACOBS ENGR GROUP INC DEL            COM       469814107  1,458     40,000       SH            SOLE               40,000
JOHNSON & JOHNSON                    COM       478160104  3,278     55,500       SH            SOLE               55,500
JPMORGAN CHASE & CO                  COM       46625H100  952       26,000       SH            SOLE               26,000
KORN FERRY INTL                    COM NEW     500643200  348       25,000       SH            SOLE               25,000
LEGGETT & PLATT INC                  COM       524660107  1,103     55,000       SH            SOLE               55,000
LIBERTY GLOBAL INC                COM SER A    530555101  3,036     116,800      SH            SOLE              116,800
LIBERTY MEDIA CORP NEW        LIB STAR COM A   53071M708  7,776     150,000      SH            SOLE              150,000
LIFE TECHNOLOGIES CORP               COM       53217V109  2,008     42,500       SH            SOLE               42,500
LOUISIANA PAC CORP                   COM       546347105  268       40,000       SH            SOLE               40,000
MAIDEN HOLDINGS LTD                  SHS       G5753U112  515       78,401       SH            SOLE               78,401
MASTEC INC                           COM       576323109  1,043     111,000      SH            SOLE              111,000
MCDONALDS CORP                       COM       580135101  6,916     105,000      SH            SOLE              105,000
MEDIACOM COMMUNICATIONS CORP         CL A      58446K105  5,138     764,575      SH            SOLE              764,575
METALICO INC                         COM       591176102  219       55,000       SH            SOLE               55,000
METALS USA HLDGS CORP                COM       59132A104  299       20,000       SH            SOLE               20,000
MILLER HERMAN INC                    COM       600544100  1,091     57,800       SH            SOLE               57,800
MORGAN STANLEY                     COM NEW     617446448  348       15,000       SH            SOLE               15,000
NET 1 UEPS TECHNOLOGIES INC        COM NEW     64107N206  1,006     75,000       SH  CALL      SOLE               75,000
NET 1 UEPS TECHNOLOGIES INC        COM NEW     64107N206  671       50,000       SH            SOLE               50,000
NUCOR CORP                           COM       670346105  766       20,000       SH            SOLE               20,000
OMNICARE INC                         COM       681904108  3,496     147,500      SH            SOLE              147,500
OWENS CORNING NEW                    COM       690742101  1,724     57,625       SH            SOLE               57,625
PACTIV CORP                          COM       695257105  2,785     100,000      SH            SOLE              100,000
PFIZER INC                           COM       717081103  1,283     90,000       SH  CALL      SOLE               90,000
PHARMERICA CORP                      COM       71714F104  327       22,311       SH            SOLE               22,311
PHILIP MORRIS INTL INC               COM       718172109  7,793     170,000      SH            SOLE              170,000
PROSHARES TR                  ULTRA FNCLS NEW  74347X633  499       10,000       SH            SOLE               10,000
RADIO ONE INC                    CL D NON VTG  75040P405  775       605,630      SH            SOLE              605,630
RELIANCE STEEL & ALUMINUM CO         COM       759509102  1,627     45,000       SH            SOLE               45,000
RESOURCES CONNECTION INC             COM       76122Q105  748       55,000       SH            SOLE               55,000
RETAIL VENTURES INC                  COM       76128Y102  1,479     189,175      SH            SOLE              189,175
ROADRUNNER TRNSN SVCS HLDG I         COM       76973Q105  47,651    3,353,361    SH            SOLE            3,353,361
ROBERT HALF INTL INC                 COM       770323103  1,413     60,000       SH            SOLE               60,000
ROYAL BK SCOTLAND GROUP PLC    SPON ADR SER H  780097879  1,779     103,976      SH            SOLE              103,976
ROYAL BK SCOTLAND GROUP PLC       SPON ADR F   780097804  1,061     60,805       SH            SOLE               60,805
SCHNITZER STL INDS                   CL A      806882106  588       15,000       SH            SOLE               15,000
SEMICONDUCTOR HLDRS TR             DEP RCPT    816636203  1,944     75,000       SH   PUT      SOLE               75,000
SFN GROUP INC                        COM       784153108  2,595     475,314      SH            SOLE              475,314
SOUTHERN UN CO NEW                   COM       844030106  1,528     69,900       SH            SOLE               69,900
SPDR S&P 500 ETF TR             UNIT SER 1 S&P 78462F103  42,227    409,100      SH   PUT      SOLE              409,100
SPDR SERIES TRUST               S&P HOMEBUILD  78464A888  1,432     100,000      SH   PUT      SOLE              100,000
TEVA PHARMACEUTICAL INDS LTD         ADR       881624209  2,080     40,000       SH  CALL      SOLE               40,000
TEVA PHARMACEUTICAL INDS LTD         ADR       881624209  1,560     30,000       SH            SOLE               30,000
THOMPSON CREEK METALS CO INC         COM       884768102  1,546     178,100      SH            SOLE              178,100
U S G CORP                         COM NEW     903293405  362       30,000       SH            SOLE               30,000
VIRGIN MEDIA INC                     COM       92769L101  5,875     352,000      SH            SOLE              352,000
VISA INC                           COM CL A    92826C839  708       10,000       SH            SOLE               10,000
VODAFONE GROUP PLC NEW          SPONS ADR NEW  92857W209  1,860     90,000       SH  CALL      SOLE               90,000
WENDYS ARBYS GROUP INC               COM       950587105  2,200     550,000      SH            SOLE              550,000
